RELATED PARTY TRANSACTIONS (Details) - Joint ventures and associates - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) - Joint ventures and associates [Line Items]
Loans and advances to customers	£ 484,858	£ 461,016
Balances on term deposits from customers	2	9
Assets	797,598	811,182
Liabilities	747,399	763,230
Profit (loss)	4,400	3,897	£ 2,164
Cash flows from (used in) financing activities	(4,301)
Interest income	16,349	16,006	£ 16,620
Associates [member]
RELATED PARTY TRANSACTIONS (Details) - Joint ventures and associates [Line Items]
Assets	4,091	4,661
Liabilities	4,616	5,228
Turnover	4,522	4,601
Profit (loss)	(125)	(87)
Cash flows from (used in) financing activities	1,141	1,226
Interest income	49	81
Outstanding [Member]
RELATED PARTY TRANSACTIONS (Details) - Joint ventures and associates [Line Items]
Loans and advances to customers	£ 57	£ 123